EXPLORATION AND EVALUATION	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Exploration [Abstract]
EXPLORATION AND EVALUATION [Text Block]

17. EXPLORATION AND EVALUATION

	Years Ended
	December 31,	December 31,
	2021	2020

Depreciation and depletion	$330	$311
Share-based compensation	293	184
Exploration salaries, wages and benefits	1,975	2,918
Direct exploration expenditures	7,335	6,343
Evaluation salaries, wages and benefits	1,677	-
Direct evaluation expenditures	6,315	-
	$17,925	$9,756